Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets

6.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of June 30,
	2015	2016
	RMB	RMB
Prepaid taxes	46,725	50,400
Advances to employees	14,881	26,213
Rental and advertising deposits	10,928	12,835
Interest receivable	1,578	7,488
Prepaid rental and advertising expenses	4,135	7,375
Receivables related to employees’ exercise of share-based compensation	70,659	2,829
Others	8,385	10,229
Total	157,291	117,369